Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
(Loss) income before income tax expense	$ (4,311,931)	$ 199,294	$ 1,119,224
(Benefit) provision for taxes at Hong Kong statutory tax rate	(355,734)	16,442	184,672
Impact of different tax rate in other jurisdiction	360,675	118,570	101,837
Impact of non-deductible expenses	(603,479)		26,089
Effective Income Tax	$ (598,538)	$ 135,012	$ 312,598